Fixed Assets, net - Summary of Fixed Assets (Detail) (USD $) In Thousands, unless otherwise specified	Apr. 30, 2013	Oct. 31, 2012		Oct. 31, 2011
Property, Plant and Equipment [Line Items]
Fixed assets gross		$ 471,754		$ 493,374
Accumulated depreciation and amortization	(252,276)	(233,441)		(255,267)
Fixed assets net	232,955	238,313		238,107
Furniture & other equipment [Member]
Property, Plant and Equipment [Line Items]
Fixed assets gross		158,406	[1]	160,559	[1]
Leasehold improvements gross [Member]
Property, Plant and Equipment [Line Items]
Fixed assets gross		137,370	[1]	167,149	[1]
Computer software & equipment [Member]
Property, Plant and Equipment [Line Items]
Fixed assets gross		109,138	[1]	107,238	[1]
Land use rights [Member]
Property, Plant and Equipment [Line Items]
Fixed assets gross		34,953		40,213
Land and buildings [Member]
Property, Plant and Equipment [Line Items]
Fixed assets gross		9,459	[1]	2,492	[1]
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Fixed assets gross		$ 22,428	[1]	$ 15,723	[1]

[1]	Certain prior year amounts have been reclassified to "Construction in progress" in order to be consistent with the current year presentation.